Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

(13)                          Capital Structure

On July 14, 2010, the Company issued 92,000,000 new shares to the public upon its following-on offering, represent 9.2% of total shares outstanding as of December 31, 2010.

On December 3, 2010, the Company’s board of directors approved a corporate share repurchase program authorizing up to US$100,000 in ADS repurchases by June 30, 2011.

During 2010, the Company issued 5,100,780 new shares for the exercise of options, representing 0.51% of the total shares outstanding as of December 31, 2010.

During 2010, the company repurchased 331,059 ADS (equal to 6,621,180 ordinary shares), representing 0.66% of the total shares outstanding as of December 31, 2010, for an aggregate price of approximately US$5,604 on the open market.

During 2011, the Company issued 2,670,340 new shares for the exercise of options, representing 0.27% of the total shares outstanding as of December 31, 2011.

During 2011, the Company had repurchased 155,311 ADS (equal to 3,106,220 ordinary shares), representing 0.31% of the total shares outstanding as of December 31, 2011, for an aggregate price of approximately RMB13,722 (US$2,093) on the open market.